Intangible Assets (FaceBank Group, Inc. Pre-Merger)	3 Months Ended
Mar. 31, 2020
FaceBank Group, Inc Pre-Merger [Member]
Intangible Assets

Note 6 – Intangible Assets

The table below summarizes the Company’s intangible assets at March 31, 2020 (in thousands):

	Useful	Weighted Average	March 31, 2020
	Lives (Years)	Remaining Life (Years)	Intangible Assets	Accumulated Amortization	Net Balance
Human animation technologies	7	6	$123,436	(29,054)	$94,382
Trademark and trade names	7	6	7,746	(1,826)	5,920
Animation and visual effects technologies	7	6	6,016	(1,418)	4,598
Digital asset library	5-7	5.5	7,536	(1,610)	5,926
Intellectual Property	7	6	828	(195)	633
Total			$145,562	$(34,103)	$111,459

Amortization expense for the three months ended March 31, 2020 and 2019 was $5.2 million in each period, respectively.

The estimated future amortization expense associated with intangible assets is as follows (in thousands):

Future Amortization
2020	$15,652
2021	20,868
2022	20,868
2023	20,868
2024	20,795
Thereafter	12,408
Total	$111,459